Intangible Assets (Details) - Schedule of estimated amortization - USD ($)	Apr. 30, 2023	Jan. 31, 2023
Schedule of Estimated Amortization [Abstract]
2024	$ 84,822
2025	113,109	$ 113,109
2026	113,109	113,109
2027	113,109	113,109
2028	113,109	113,109
2029 and thereafter	214,885	113,109
Total	$ 752,143	$ 780,430